DISCONTINUED OPERATIONS	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
DISCONTINUED OPERATIONS
NOTE 12 . DISCONTINUED OPERATIONS

The Company reports in discontinued operations the results of operations of a property that has either been disposed of or is classified as held for sale. The Company also reports any gains or losses from the sale of a property in discontinued operations. There were no properties classified as held for sale as of April 30, 2011, 2010 and 2009. The following information shows the effect on net income and the gains or losses from the sale of properties classified as discontinued operations for the fiscal years ended April 30, 2011, 2010 and 2009.  The financial statements have been restated to reflect the property sold during the six months ended October 31, 2011.  During the second quarter of fiscal year 2012 the Company sold a retail property in Livingston, Montana.

2011 Annual Report F-23

NOTE 12 . continued

	(in thousands)
	2011	2010	2009
REVENUE
Real estate rentals	$6,123	$11,393	$11,605
Tenant reimbursement	36	67	80
TOTAL REVENUE	6,159	11,460	11,685
EXPENSES
Depreciation/amortization related to real estate investments	1,182	2,339	2,311
Utilities	558	957	863
Maintenance	708	1,236	1,172
Real estate taxes	638	1,319	1,366
Insurance	110	290	187
Property management expenses	856	1,461	1,363
Other expenses	1	0	0
Amortization related to non-real estate investments	4	8	8
Impairment of real estate investments	0	970	338
TOTAL EXPENSES	4,057	8,580	7,608
Interest expense	(1,512)	(3,525)	(3,815)
Interest income	5	7	9
Income (loss) from discontinued operations before gain on sale	595	(638)	271
Gain on sale of discontinued operations	19,365	68	54
INCOME (LOSS) FROM DISCONTINUED OPERATIONS	$19,960	$(570)	$325
Segment Data
Multi-Family Residential	$19,224	$437	$560
Commercial Office	0	(169)	(338)
Commercial Medical	(8)	14	11
Commercial Industrial	726	(23)	(12)
Commercial Retail	18	(829)	104
Total	$19,960	$(570)	$325

	(in thousands)
	2011	2010	2009
Property Sale Data
Sales price	$83,330	$560	$70
Net book value and sales costs	(63,965)	(492)	(16)
Gain on sale of discontinued operations	$19,365	$68	$54